SCHEDULE OF INCOME BEFORE INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Total (loss) before income taxes	$ (7,011,778)	$ (9,919,538)	$ (18,402,524)
PRC [Member]
Operating Loss Carryforwards [Line Items]
Total (loss) before income taxes	(4,284,019)	(8,287,495)	(15,810,350)
HONG KONG
Operating Loss Carryforwards [Line Items]
Total (loss) before income taxes	(1,384,286)	(876,289)	(12,072)
BVI [Member]
Operating Loss Carryforwards [Line Items]
Total (loss) before income taxes	$ (1,343,473)	$ (755,754)	$ (2,580,102)